Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of transactions between related parties
The below table summarizes compensation information for key management personnel.

($ millions)	2024	2023	2022
Cash and other compensation	24.4	20.1	18.7
Post-employment benefits	2.9	1.1	0.9
Equity-based compensation	22.5	23.1	22.4
Total	49.8	44.3	42.0

Disclosure of investments in associated companies	The below table summarizes activity related to investments in associated companies for the years ended December 31, 2024 and 2023. There were no investments in associated companies in 2022.

	Investments in associated companies
($ millions)	2024	2023
Balance as of January 1	10	—
Purchases	159	10
Transfer from Financial assets	132	—
Share of (loss) from associated companies recognized in Consolidated Income Statement	(8)	—
Balance as of December 31	293	10